Impairment Charges	12 Months Ended
Dec. 31, 2022
Impairment of assets [Abstract]
Impairment Charges	Impairment Charges The Company recorded the following impairment charges:

(in millions)	2022	2021	2020
Equipment	$—	$—	$23
Total impairment charges	$—	$—	$23